Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Charges Net Abstract
Schedule of Deferred Charges

The movement in the deferred charges, net in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2018	285
Additions	588
Amortization	(133)
Balance, December 31, 2018	740
Additions	435
Amortization	(240)
Transfer to vessel held-for-sale	(156)
Balance, December 31, 2019	779
Additions	1,068
Amortization	(253)
Balance, December 31, 2020	$1,594